Expense Example, No Redemption - Realty Shares - C	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	987
Expense Example, No Redemption, 10 Years	$ 2,145